intangible assets and goodwill - Business acquisitions (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 CAD ($)
Minimum
Acquisition effected by way of:
Useful life of intangible assets	5 years
Maximum
Acquisition effected by way of:
Useful life of intangible assets	15 years
Customer contracts and related customer relationships | Minimum
Acquisition effected by way of:
Useful life of intangible assets	10 years
Customer contracts and related customer relationships | Maximum
Acquisition effected by way of:
Useful life of intangible assets	15 years
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)	100.00%
Current assets
Cash	$ 4
Accounts receivable	11
Other	1
Total current assets	16
Non-current assets
Intangible assets subject to amortization	101
Total non-current assets	103
Total identifiable assets acquired	119
Current liabilities
Accounts payable and accrued liabilities	8
Income and other taxes payable	15
Advance billings and customer deposits	15
Provisions	7
Total current liabilities	45
Non-current liabilities
Long-term debt	1
Deferred income taxes	22
Total non-current liabilities	23
Total liabilities assumed	68
Net identifiable assets acquired	51
Goodwill	151
Net assets acquired	202
Acquisition effected by way of:
Cash consideration	171
Accounts payable and accrued liabilities	5
Provisions	19
Issue of shares by a subsidiary to a non-controlling interest	7
Total consideration transferred	202
Individually immaterial transactions | Owned assets
Non-current assets
Property, plant and equipment	1
Individually immaterial transactions | Right-of-use lease assets.
Non-current assets
Property, plant and equipment	$ 1